Stockholders' Equity (Deficit) - Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Available For Grant
Shares available for grant, outstanding Beginning balance	28,300,000	1,973,000	400,000	3,268,000
Additional shares authorized	21,970,000	2,000,000	2,100,000	12,010,000
Granted	(5,058,000)	(2,906,000)	(1,418,000)	(14,100,000)
Restricted stock and early exercised options granted subject to repurchase				(1,244,000)
Forfeited/Cancelled	332,000	239,000	891,000	736,000
Shares available for grant, outstanding ending balance	44,821,000	28,300,000	1,973,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance	26,724,000	24,402,000	26,361,000	13,043,000
Granted	5,058,000	2,906,000	1,418,000	14,100,000
Exercised	(3,932,000)	(345,000)	(2,486,000)	(46,000)
Forfeited/Cancelled	(332,000)	(239,000)	(891,000)	(736,000)
Options outstanding, ending balance	27,518,000	26,724,000	24,402,000	26,361,000
Options exercisable (shares)	19,356,000	20,605,000
Options vested and expected to vest (shares)	26,546,000	25,798,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding - Weighted average exercise price, beginning balance	$ 2.47	$ 1.00	$ 0.80	$ 0.66
Options granted - weighted average exercise price	$ 19.91	$ 15.14	$ 5.10	$ 0.93
Options exercised - Weighted average exercise price	$ 0.92	$ 2.23	$ 1.11	$ 0.24
Options forfeited/cancelled - Weighted average exercise price	$ 11.77	$ 6.31	$ 1.43	$ 0.72
Options outstanding - Weighted average exercise price, ending balance	$ 5.79	$ 2.47	$ 1.00	$ 0.80
Exercisable - Weighted average exercise price	$ 1.49	$ 0.84
Vested and expected to vest - Weighted average exercise price	$ 5.45	$ 2.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding - Weighted-average remaining contractual term	7 years 4 months 17 days	7 years 6 months 18 days	8 years 3 months 29 days
Weighted average fair value at grant date	$ 10.58	$ 8.45	$ 5.02	$ 1.01
Options exercised - Total intrinsic value of options exercised	$ 84,219	$ 4,564	$ 30,605	$ 60
Options exercisable - Weighted average remaining contractual term	6 years 8 months 12 days	7 years 3 months 4 days
Options vested and expected to vest - Weighted average remaining contractual term	7 years 3 months 29 days	7 years 6 months 7 days
Options outstanding - Aggregate intrinsic value	2,419,222	367,395	310,454
Options exercisable - Aggregate intrinsic value	1,784,809	316,812
Options vested and expected to vest - Aggregate intrinsic value	$ 2,342,529	$ 358,624
Restricted Stock Units (RSUs) [Member]
Shares Available For Grant
RSUs granted	(5,147,000)			(270,000)
Stock Options, Restricted stock, and Restricted Stock Units (RSUs) [Member]
Shares Available For Grant
Shares available for grant, outstanding ending balance	13,403,000	1,306,000